Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.07%	1.93%	1.31%
Institutional Shares Prospectus | dreyfus government cash mangement - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.03%	1.80%	1.18%
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.97%	1.74%	1.13%
Institutional Shares Prospectus | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.94%	1.74%	1.12%
Institutional Class Prospectus | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.03%	1.78%	1.16%